Consolidated statements of operations and comprehensive (loss) income - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Revenues:
Loans		$ 176,175	$ 961,522
Total interest income		176,175	961,522
Commissions		26,561,691	5,168,233
Recurring service fees		3,372,449	4,391,773
Total non-interest income		29,934,140	9,560,006
Total revenues from others		30,110,315	10,521,528
Non-interest income:
Recurring service fees		969,912	947,075
Total revenues from related parties		969,912	947,075
Total revenues		31,080,227	11,468,603
Operating cost and expenses:
Interest expense		(140,644)	(484,020)
Commission expense		(18,823,458)	(3,866,251)
Sales and marketing expense		(11,141,672)	(205,543)
Technology expense		(1,209,035)	(414,230)
Personnel and benefit expense		(21,928,504)	(9,152,522)
Other general and administrative expenses		(6,188,011)	(5,793,160)
Total operating cost and expenses		(59,431,324)	(19,915,726)
Loss from operations		(28,351,097)	(8,447,123)
Other income (expense):
Bank interest income		99,132	47,737
Interest income, related party			203,632
Foreign exchange loss, net		(2,643,261)	(915,062)
Loss on equity method investment			(1,596,555)
Investment (loss) income, net		(8,937,431)	130,255,232
Change in fair value of warrant liabilities		8,952
Change in fair value of forward share purchase liability		(5,392,293)
Rental income		315,233
Sundry income		504,735	421,107
Total other (expense) income, net		(16,044,933)	128,416,091
(Loss) income before income taxes		(44,396,030)	119,968,968
Income tax expense		(124,605)	(23,505,445)
NET (LOSS) INCOME		(44,520,635)	96,463,523
Other comprehensive loss:
Foreign currency translation adjustment		(205,477)	(393,601)
COMPREHENSIVE (LOSS) INCOME		$ (44,726,112)	$ 96,069,922
Weighted average number of ordinary shares outstanding(1)
Basic (in Shares)	[1]	56,084,858	55,500,000
Diluted (in Shares)	[1]	56,084,858	55,500,000
Net (loss) income per ordinary share(1)
Basic (in Dollars per share)	[1]	$ (0.79)	$ 1.74
Diluted (in Dollars per share)	[1]	$ (0.79)	$ 1.74

[1]	Retroactively restated for the reverse recapitalization as described in Note 4.